Disclosure of Foreign Currency Financial Assets and Liabilities (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Cash - USD | ₪	₪ 193,214		₪ 37,888
Investment - USD | ₪	330
Other receivables - USD | ₪	₪ 33,244		₪ 3,680
Class Of Liabilities [Member]
IfrsStatementLineItems [Line Items]
Cash - USD
Other receivables - USD
Class Of Liabilities [Member] | Novellus DX Ltd [Member]
IfrsStatementLineItems [Line Items]
Investment - USD
Class Of Liabilities [Member] | Cavnox Ltd [Member]
IfrsStatementLineItems [Line Items]
Investment - USD
Class Of Assets [Member]
IfrsStatementLineItems [Line Items]
Cash - USD		72,497
Other receivables - USD		7,464
Class Of Assets [Member] | Novellus DX Ltd [Member]
IfrsStatementLineItems [Line Items]
Investment - USD		1,600		3,141
Class Of Assets [Member] | Cavnox Ltd [Member]
IfrsStatementLineItems [Line Items]
Investment - USD		$ 965